Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046

713 626 1919 www.invesco.com/us
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds) (“AIF”) CIK No. 0000826644 Invesco Global Markets Strategy Fund (the “Fund”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund, as filed pursuant to Rule 497(e) under the 1933 Act on December 17, 2013 (Accession Number: 0000950123-13-010374).
Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.
Very truly yours,
/s/ Peter Davidson
Peter Davidson
Assistant General Counsel